June 27, 2011

GLOBAL STOCK FUND

Supplement to Prospectus
Dated April 1, 2011

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – Portfolio Management" and" Fund Details – Management":

Investment decisions for the fund are made by Walter Scott’s Investment Management Group (IMG) based on proposals from the firm's Investment Team.  The IMG controls and directs the firm's investment activity and research policy and comprises all the firm’s investment directors and senior investment managers. The members of the IMG with the most significant responsibility for day-to-day management of the fund are Roy Leckie, Charlie Macquaker, Ian Clark, Jane Henderson, and Rodger Nisbet, who are the Primary Members of the IMG.  Mr. Leckie, a director of Walter Scott and co-leader of the IMG, has been with the firm since 1995. Mr. Macquaker, who is also a director of Walter Scott and co-leader of the IMG, joined the firm in 1991. Mr. Clark is a director of Walter Scott and joined the firm in 1983.  Ms. Henderson, Managing Director of Walter Scott, has been with the firm since 1995. Mr. Nisbet, the Deputy Chairman of Walter Scott, joined the firm in 1993.

June 27, 2011

INTERNATIONAL STOCK FUND

Supplement to Prospectus
Dated April 1, 2011

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – Portfolio Management" and" Fund Details – Management":

Investment decisions for the fund are made by Walter Scott’s Investment Management Group (IMG) based on proposals from the firm's Investment Team.  The IMG controls and directs the firm's investment activity and research policy and comprises all the firm’s investment directors and senior investment managers. The members of the IMG with the most significant responsibility for day-to-day management of the fund are Roy Leckie, Charlie Macquaker, Ian Clark, Jane Henderson, and Rodger Nisbet, who are the Primary Members of the IMG.  Mr. Leckie, a director of Walter Scott and co-leader of the IMG, has been with the firm since 1995. Mr. Macquaker, who is also a director of Walter Scott and co-leader of the IMG, joined the firm in 1991. Mr. Clark is a director of Walter Scott and joined the firm in 1983.  Ms. Henderson, Managing Director of Walter Scott, has been with the firm since 1995. Mr. Nisbet, the Deputy Chairman of Walter Scott, joined the firm in 1993.